CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Ordinary Shares [Member] Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Adjustment [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Adjustment [Member]	Statutory Reserves [Member]	Statutory Reserves [Member] Adjustment [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Adjustment [Member]	Total Sea Limited Shareholders' Equity (Deficit) [Member]	Total Sea Limited Shareholders' Equity (Deficit) [Member] Adjustment [Member]	Non-controlling Interests [Member]	Non-controlling Interests [Member] Adjustment [Member]	Total	Adjustment [Member]
Beginning balance at Dec. 31, 2020	$ 255		$ 8,526,571		$ 4,681		$ 2,363		$ (5,150,958)		$ 3,382,912		$ 37,327		$ 3,420,239
Beginning balance (in shares) at Dec. 31, 2020	511,931,470
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income for the year	$ 0		0		0		0		(2,046,759)		(2,046,759)		3,729		(2,043,030)
Other comprehensive (loss) income	0		0		(33,541)		0		0		(33,541)		(581)		(34,122)
Acquisition of subsidiaries	$ 1		270,732		0		0		0		270,733		0		270,733
Acquisition of subsidiaries (in shares)	1,051,731
Appropriation of statutory reserves	$ 0		0		0		3,781		(3,781)		0		0		0
Equity component of convertible notes	0		486,758		0		0		0		486,758		0		486,758
Issuance of Class A ordinary shares, net of issuance costs	$ 6		3,972,410		0		0		0		3,972,416		0		3,972,416
Issuance of Class A ordinary shares, net of issuance costs (in shares)	12,650,000
Conversion of convertible notes into Class A ordinary shares	$ 10		826,114		0		0		0		826,124		0		826,124
Conversion of convertible notes into Class A ordinary shares (in shares)	20,039,849
Capital contributed by non-controlling interest	$ 0		0		0		0		0		0		339		339
Transactions with non-controlling interests	0		6,761		341		0		0		7,102		(15,102)		(8,000)
Shares issued to depositary bank	$ 0		0		0		0		0		0		0		0
Shares issued to depositary bank (in shares)	12,000,000
Exercise of share options	$ 4		77,635		0		0		0		77,639		0		77,639
Exercise of share options (in shares)	8,027,170
Restricted share awards and restricted share units issued	$ 2		(2)		0		0		0		0		0		0
Restricted share awards and restricted share units issued (in shares)	4,125,722
Share-based compensation	$ 0		455,313		0		0		0		455,313		0		455,313
Settlement of share incentives with shares held by depositary bank	$ 0		0		0		0		0		0		0		0
Settlement of share incentives with shares held by depositary bank (in shares)	(12,087,982)
Ending balance at Dec. 31, 2021	$ 278		14,622,292		(28,519)		6,144		(7,201,498)		7,398,697		25,712		7,424,409
Ending balance (in shares) at Dec. 31, 2021	557,737,960
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income for the year	$ 0		0		0		0		(1,651,421)		(1,651,421)		(6,351)		(1,657,772)
Other comprehensive (loss) income	0		0		(84,560)		0		0		(84,560)		(4,778)		(89,338)
Acquisition of subsidiaries	$ 0		0		0		0		0		0		12,560		12,560
Acquisition of subsidiaries (in shares)	0
Appropriation of statutory reserves	$ 0		0		0		6,346		(6,346)		0		0		0
Conversion of convertible notes into Class A ordinary shares	$ 0		5		0		0		0		5		0		5
Conversion of convertible notes into Class A ordinary shares (in shares)	252
Capital contributed by non-controlling interest	$ 0		335		1,864		0		0		2,199		68,677		70,876
Deconsolidation and disposal of interest in subsidiary	0		0		0		0		0		0		(701)		(701)
Transactions with non-controlling interests	0		(14,889)		0		0		0		(14,889)		0		(14,889)
Shares issued to depositary bank	$ 0		0		0		0		0		0		0		0
Shares issued to depositary bank (in shares)	7,000,000
Exercise of share options	$ 1		50,210		0		0		0		50,211		0		50,211
Exercise of share options (in shares)	3,412,987
Restricted share awards and restricted share units issued	$ 2		(2)		0		0		0		0		0		0
Restricted share awards and restricted share units issued (in shares)	3,809,600
Share-based compensation	$ 0		713,222		0		0		0		713,222		0		713,222
Settlement of share incentives with shares held by depositary bank	$ 0		0		0		0		0		0		0		0
Settlement of share incentives with shares held by depositary bank (in shares)	(7,201,957)
Ending balance at Dec. 31, 2022	$ 281		14,559,690		(111,215)		12,490		(8,745,541)		5,715,705		95,119		5,810,824
Ending balance (ASU 2020-06 [Member]) at Dec. 31, 2022		$ 0		$ (811,483)		$ 0		$ 0		$ 113,724		$ (697,759)		$ 0		$ (697,759)
Ending balance (in shares) at Dec. 31, 2022	564,758,842
Ending balance (in shares) (ASU 2020-06 [Member]) at Dec. 31, 2022		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income for the year	$ 0		0		0		0		150,726		150,726		11,956		162,682
Other comprehensive (loss) income	0		0		3,215		0		0		3,215		1,305		4,520
Appropriation of statutory reserves	0		0		0		4,491		(4,491)		0		0		0
Conversion of convertible notes into Class A ordinary shares	$ 1		31,296		0		0		0		31,297		0		31,297
Conversion of convertible notes into Class A ordinary shares (in shares)	1,581,165
Capital contributed by non-controlling interest	$ 0		0		0		0		0		0		1,336		1,336
Deconsolidation and disposal of interest in subsidiary	0		(1,352)		0		0		0		(1,352)		(5,961)		(7,313)
Shares issued to depositary bank	$ 0		0		0		0		0		0		0		0
Shares issued to depositary bank (in shares)	6,000,000
Exercise of share options	$ 1		10,642		0		0		0		10,643		0		10,643
Exercise of share options (in shares)	1,603,859
Restricted share awards and restricted share units issued	$ 2		(2)		0		0		0		0		0		0
Restricted share awards and restricted share units issued (in shares)	4,101,762
Share-based compensation	$ 0		683,596		0		0		0		683,596		0		683,596
Settlement of share incentives with shares held by depositary bank	$ 0		0		0		0		0		0		0		0
Settlement of share incentives with shares held by depositary bank (in shares)	(5,705,621)
Ending balance at Dec. 31, 2023	$ 285		$ 15,283,870		$ (108,000)		$ 16,981		$ (8,599,306)		$ 6,593,830		$ 103,755		$ 6,697,585
Ending balance (in shares) at Dec. 31, 2023	572,340,007